Related Party Transactions, Including Royalty Obligations	12 Months Ended
Dec. 31, 2011
Related Party Transactions, Including Royalty Obligations [Abstract]
Related Party Transactions, Including Royalty Obligations

16. Related Party Transactions, Including Royalty Obligations

License Agreement/Consulting and Technology Agreement

On May 14, 2007, the Company entered into an Amended and Restated Consulting and Technology Agreement with Dr. Richard J. Cohen, M.D. Ph.D. (the "Consulting Agreement") who serves as the Chairman of the Company's Scientific Advisory Board, and until December 30, 2009, served as a member of the Company's Board of Directors and continues to serve as Chairman of the Company's Scientific Advisory Board. The Consulting Agreement amended and restated the terms of a Consulting and Technology Agreement dated as of February 8, 1993, as amended, between Dr. Cohen and the Company.

Under the terms of the Consulting Agreement, Dr. Cohen agreed to be available to the Company for consultation for a minimum of 18 days per year (the "Base Consulting Services") until the expiration of the consulting period on December 31, 2015 (the "Consulting Period"). During the period beginning January 1, 2007 and ending on December 31, 2009 (the "Interim Consulting Period"), Dr. Cohen agreed to be available for consultation for up to 42 days per year. On March 11, 2010, the Company and Dr. Cohen entered into Amendment No. 1 to the Consulting Agreement ("Amendment No. 1") which extended the Interim Consulting Period to December 31, 2010. In January 2011, the Interim Consulting Period was extended to December 31, 2011.

Under the Consulting Agreement, the Company will pay Dr. Cohen royalties on net sales related to certain technologies (including the sale of the Company's HearTwave II System and other Microvolt T-Wave Alternans products) equal to 1.5% of such net sales until December 31, 2015. Additionally, if the Company sublicenses, or grants rights to any sublicense with respect to, such technologies to an unrelated company, Dr. Cohen will receive royalties equal to 7% of gross revenue to the Company from the sublicense. Pursuant to the terms of the Consulting Agreement, the Company will pay Dr. Cohen monthly royalties of $10,000 per month during the Interim Consulting Period, subject to an annual percentage increase equal to the annual percentage increase in the National Consumer Price Index for the prior year (the "Monthly Royalty"). Pursuant to Amendment No. 1, Dr. Cohen received a reduced Monthly Royalty payment of $5,811 per month for the period beginning on January 1, 2010 and ending on December 31, 2010. Dr. Cohen did not receive any additional compensation for the Base Consulting Services.

Under the Consulting Agreement, the Company has the right, but not the obligation, to terminate the Consulting Agreement within the 30-day period immediately following a Change in Control (as defined in the Consulting Agreement) of the Company, in which case the Company shall pay Dr. Cohen a termination royalty equal to a percentage of the consideration paid or deemed paid to the Company or its security holders in the Change in Control transaction (the "Termination Percentage"). The Termination Percentage decreases over the term of the Consulting Agreement from 2.67%, in case of a January 2007 transaction, to zero, in the case of a December 2015 transaction. Either party may terminate the Consulting Agreement for material breach or default by the other party of the other party's obligations under the Consulting Agreement upon 90 days notice.

Under the Consulting Agreement, Dr. Cohen also received an aggregate of 175,000 shares of restricted common stock of the Company (the "Restricted Shares") subject to the terms and conditions of the Company's 2001 Stock Incentive Plan. The Restricted Shares vested on January 1, 2010. Pursuant to Amendment No. 1, in consideration for the reduction in Monthly Royalty payments noted above, Dr. Cohen received a stock option to purchase 561,982 shares of common stock of the Company, which became exercisable in nine equal monthly installments beginning on April 11, 2010 and which was granted outside of the Company's 2001 Stock Incentive Plan, but nevertheless subject to the terms and conditions of the 2001 Stock Incentive Plan. Pursuant to Amendment No. 1, in recognition of his service as Chairman of the Scientific Advisory Committee, Dr. Cohen received a stock option, under the Company's 2001 Stock Incentive Plan, to purchase 100,000 shares of the common stock of the Company, which became exercisable in full on March 11, 2010. Additionally, in consideration for his services as Chairman of the Company's Scientific Advisory Board during 2010, Dr. Cohen received a stock option to purchase 43,407 shares of common stock of the Company, which became exercisable in nine equal monthly installments beginning on April 11, 2010 and which was granted outside of the Company's 2001 Stock Incentive Plan, but nevertheless subject to the terms and conditions of the 2001 Stock Incentive Plan, and will be paid a total cash fee of $5,000, payable monthly for the fiscal year 2010.

The Company recognized royalty expense in connection with the Consulting Agreement of $106,366 and $169,681 during fiscal 2010 and 2011, respectively.

Convertible Promissory Notes

On November 14, 2011, the Company entered into a Convertible Note Purchase Agreement with two current shareholders of the Company, pursuant to which the Company issued senior unsecured convertible promissory notes in the aggregate principal amount of $600,000. As part of the financing, the Company issued a note to Mr. Roderick de Greef, the Company's Chairman of the Board, in the principal amount of $250,000. The 2011 Notes converted into secured convertible promissory notes in an aggregate principal amount of $600,000 together with a corresponding amount of warrants and additional investment rights in connection with the Company's January 2012 private placement financing described in Note 18.